Cover	Jul. 31, 2025
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	ETHZilla Corporation, formerly 180 Life Sciences Corp. (the “Company”), is filing this Amendment No. 1 to its Current Report on Form 8-K originally filed with the Securities and Exchange Commission (the “SEC”) on August 5, 2025 (the “Original Report”), to update the Original Report to correct a scrivener’s error relating to the number of shares of common stock of the Company sold as part of the Private Placement (as defined below) and outstanding following the issuances of the shares of common stock as part of the Private Placement. Except for this Explanatory Note, the corrections discussed above, and updates to the Original Report to reflect the Company’s new name and website, there are no changes to the Original Report and this Amendment No. 1 does not otherwise reflect events that occurred after the Original Report was filed.
Document Period End Date	Jul. 31, 2025
Entity File Number	001-38105
Entity Registrant Name	ETHZilla Corporation
Entity Central Index Key	0001690080
Entity Tax Identification Number	90-1890354
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2875 South Ocean Blvd
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33480
City Area Code	650
Local Phone Number	507-0669
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ETHZ
Security Exchange Name	NASDAQ
Warrants to purchase shares of Common Stock
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase shares of Common Stock
Trading Symbol	ETHZW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Information, Former Legal or Registered Name	180 Life Sciences Corp.